Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000099775
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	5.05%	3.37%
C000099777
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%	5.53%	3.23%
C000099774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000099775
Average Annual Return [Line Items]
Average Annual Return, Percent	16.77%	6.30%	3.99%
Without Sales Load [Member] | C000099777
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%	5.53%	3.23%
Without Sales Load [Member] | C000172345
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	6.65%	4.35%
Without Sales Load [Member] | C000099779
Average Annual Return [Line Items]
Average Annual Return, Percent	17.11%	6.51%	4.20%
Without Sales Load [Member] | C000099774
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%	6.66%	4.35%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%	9.37%	5.83%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%	9.37%	5.83%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%	9.37%	5.83%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%	9.37%	5.83%
DWS Index: Bloomberg Commodity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%	9.37%	5.83%